Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net

	December 31, 2023	December 31, 2024	December 31, 2024
	S$’000	S$’000	US$’000

Developed technology	3,140	3,692	2,702
Others	5	5	4

Total	3,145	3,697	2,706
Less: accumulated amortization	(2,472)	(2,956)	(2,164)

Net book value	673	741	542

Schedule of future amortization expenses for intangible assets

The Company’s estimated aggregate future amortization expenses for intangible assets subject to amortization as of December 31, 2024, as follows:

December 31, 2024
S$’000

Financial year ending 2025	470
Financial year ending 2026 to 2027	384